Interest-Bearing Loans and Borrowings - Summary of Reconciliation of Net Debt (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Current interest-bearing loans and borrowings	$ 600
Current and non-current interest-bearing loans and borrowings	116,923	$ 116,382
Bank overdrafts	72	117
Cash and cash equivalents	7,970	10,472
AB inBev [member]
Disclosure of Reconciliation of Net Cash Flow to Movement in Net Debt [Line Items]
Non-current interest-bearing loans and borrowings	110,949	108,949
Current interest-bearing loans and borrowings	5,974	7,433
Current and non-current interest-bearing loans and borrowings	116,923	116,382
Bank overdrafts	72	117
Cash and cash equivalents	(7,970)	(10,472)
Interest bearing loans granted and other deposits (included within Trade and other receivables)	(191)	(309)
Debt securities (included within Investment securities)	(26)	(1,328)
Net debt	$ 108,808	$ 104,390